UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-06336

Franklin Templeton International Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/15

Item 1. Schedule of Investments.

Franklin Templeton International Trust
Statement of Investments, July 31, 2015 (unaudited)

Franklin India Growth Fund	Shares	Value
Common Stocks (Cost $1,505,544) 1.8%
IT Services 1.8%
[a]Cognizant Technology Solutions Corp., A (United States)	40,000	$2,524,000
Mutual Funds (Cost $94,571,136) 97.8%
Diversified Financial Services 97.8%
[a]FT (Mauritius) Offshore Investments Ltd. (India)	9,476,612	135,700,331
Total Investments (Cost $96,076,680) 99.6%		138,224,331
Other Assets, less Liabilities 0.4%		613,292
Net Assets 100.0%		$138,837,623

a Non-income producing.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton International Trust

Statement of Investments, July 31, 2015 (unaudited)

Franklin World Perspectives Fund	Industry	Shares/Units	Value
Common Stocks and Other Equity Interests 96.4%
Australia 1.5%
Amcor Ltd.	Containers & Packaging	3,939	$41,492
BHP Billiton Ltd.	Metals & Mining	4,826	93,311
BHP Billiton PLC	Metals & Mining	3,300	60,928
Brambles Ltd.	Commercial Services & Supplies	10,406	82,762
Commonwealth Bank of Australia	Banks	1,090	69,767
Computershare Ltd.	IT Services	4,829	43,631
CSL Ltd.	Biotechnology	1,796	129,922
FlexiGroup Ltd.	Consumer Finance	12,834	28,426
Origin Energy Ltd.	Oil, Gas & Consumable Fuels	2,951	24,462
			574,701
Austria 0.2%
Schoeller Bleckmann Oilfield Equipment	Energy Equipment & Services	1,088	61,512

Belgium 1.5%
Anheuser-Busch InBev NV	Beverages	2,706	322,060
bpost SA	Air Freight & Logistics	8,236	233,001
			555,061
Brazil 0.5%
Ambev SA	Beverages	4,700	26,742
BRF SA	Food Products	1,200	25,216
CCR SA	Transportation Infrastructure	2,700	12,015
CETIP SA Mercados Organizados	Capital Markets	2,200	22,810
Cielo SA	IT Services	1,800	23,015
CPFL Energia SA	Electric Utilities	2,600	14,657
Embraer SA	Aerospace & Defense	2,300	16,072
Fleury SA	Health Care Providers & Services	2,000	10,502
JBS SA	Food Products	2,400	10,814
Souza Cruz SA	Tobacco	1,300	9,233
Tim Participacoes SA	Wireless Telecommunication
	Services	3,700	10,158
Vale SA	Metals & Mining	2,500	13,062
			194,296
Canada 3.1%
Agrium Inc.	Chemicals	200	20,460
Alimentation Couche-Tard Inc., B	Food & Staples Retailing	800	35,703
ARC Resources Ltd.	Oil, Gas & Consumable Fuels	225	3,367
ATCO Ltd., I	Multi-Utilities	400	12,004
Bank of Montreal	Banks	875	48,824
Bank of Nova Scotia	Banks	975	47,852
Baytex Energy Corp.	Oil, Gas & Consumable Fuels	375	3,228
Bonavista Energy Corp.	Oil, Gas & Consumable Fuels	2,600	9,741
Brookfield Asset Management Inc., A	Real Estate Management &
	Development	2,162	75,477
Calfrac Well Services Ltd.	Energy Equipment & Services	1,975	9,000
Canadian Energy Services & Technology Corp., A	Energy Equipment & Services	1,475	7,274
Canadian Imperial Bank of Commerce	Banks	875	62,526
Canadian National Railway Co.	Road & Rail	1,525	95,133
Canadian Natural Resources Ltd.	Oil, Gas & Consumable Fuels	1,025	25,016
Canadian Pacific Railway Ltd.	Road & Rail	200	32,195
CanElson Drilling Inc.	Energy Equipment & Services	1,900	5,201
Cenovus Energy Inc.	Oil, Gas & Consumable Fuels	1,100	16,030
[a]Crew Energy Inc.	Oil, Gas & Consumable Fuels	2,550	9,358
Enbridge Inc.	Oil, Gas & Consumable Fuels	1,275	55,576
Franco-Nevada Corp.	Metals & Mining	400	16,240
Gildan Activewear Inc.	Textiles, Apparel & Luxury Goods	350	11,288
Home Capital Group Inc.	Thrifts & Mortgage Finance	225	5,476
IGM Financial Inc.	Capital Markets	475	14,026
[a]Kelt Exploration Ltd.	Oil, Gas & Consumable Fuels	1,400	7,718

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton International Trust

Statement of Investments, July 31, 2015 (unaudited) (continued)
Keyera Corp.	Oil, Gas & Consumable Fuels	350	11,502
MacDonald Dettwiler and Associates Ltd.	Aerospace & Defense	490	29,050
Major Drilling Group International Inc.	Metals & Mining	1,275	4,465
Metro Inc., A	Food & Staples Retailing	1,075	29,252
Mullen Group Ltd.	Energy Equipment & Services	600	8,758
[a]Nuvista Energy Ltd.	Oil, Gas & Consumable Fuels	4,125	16,621
Onex Corp.	Diversified Financial Services	550	31,556
Peyto Exploration & Development Corp.	Oil, Gas & Consumable Fuels	375	8,114
Potash Corp. of Saskatchewan Inc.	Chemicals	650	17,682
Power Corp. of Canada	Insurance	1,625	38,205
Power Financial Corp.	Insurance	1,325	35,164
Restaurant Brands International Inc.	Hotels, Restaurants & Leisure	1,025	44,342
Rogers Communications Inc., B	Wireless Telecommunication
	Services	400	14,025
Royal Bank of Canada	Banks	975	56,849
Saputo Inc.	Food Products	1,000	22,915
Savanna Energy Services Corp.	Energy Equipment & Services	2,425	2,002
Thomson Reuters Corp.	Media	875	35,424
The Toronto-Dominion Bank	Banks	1,500	60,521
[a]Tourmaline Oil Corp.	Oil, Gas & Consumable Fuels	575	14,218
TransCanada Corp.	Oil, Gas & Consumable Fuels	575	22,347
			1,131,725
Chile 0.1%
iShares MSCI Chile Capped ETF	Foreign Equity	1,337	47,838

China 2.8%
[a]Alibaba Group Holding Ltd., ADR	Internet Software & Services	4,189	328,166
[a]Baidu Inc., ADR	Internet Software & Services	563	97,207
Brilliance China Automotive Holdings Ltd.	Automobiles	38,000	50,486
China Construction Bank Corp., H	Banks	44,000	35,869
China Merchants Bank Co. Ltd., H	Banks	25,502	65,954
China Overseas Land & Investment Ltd.	Real Estate Management &
	Development	40,000	125,892
China Resources Land Ltd.	Real Estate Management &
	Development	12,444	34,831
[a]Ctrip.com International Ltd., ADR	Internet & Catalog Retail	601	43,020
[a]JD.com Inc., ADR	Internet & Catalog Retail	1,163	38,414
Ping An Insurance (Group) Co. of China Ltd.	Insurance	18,000	103,436
Tencent Holdings Ltd.	Internet Software & Services	5,600	104,305
[a]Vipshop Holdings Ltd., ADR	Internet & Catalog Retail	1,388	27,052
			1,054,632
Egypt 0.1%
Eastern Tobacco	Tobacco	388	10,654
Talaat Moustafa Group	Real Estate Management &
	Development	9,110	9,540
			20,194
Euro Community 0.6%
iShares MSCI Emerging Markets Eastern Europe ETF	Foreign Equity	12,792	220,534

Finland 0.6%
Outotec OYJ	Construction & Engineering	30,545	204,165

France 3.9%
Euler Hermes Group	Insurance	1,451	151,416
Eutelsat Communications	Media	8,617	262,663
Legrand SA	Electrical Equipment	4,155	255,816
Neopost SA	Technology Hardware, Storage &
	Peripherals	2,285	91,877
Sanofi	Pharmaceuticals	3,217	346,198
Schneider Electric SE	Electrical Equipment	2,100	146,686
Vinci SA	Construction & Engineering	2,927	187,765
			1,442,421
Germany 2.9%
BRAAS Monier Building Group SA	Construction Materials	10,147	280,656

Franklin Templeton International Trust

Statement of Investments, July 31, 2015 (unaudited) (continued)
GFK AG	Media	4,029	171,715
SAF Holland SA	Auto Components	12,826	194,354
SHW AG	Auto Components	4,423	196,670
Takkt AG	Internet & Catalog Retail	12,825	245,336
			1,088,731
Hong Kong 0.9%
AIA Group Ltd.	Insurance	27,200	177,529
Hong Kong Exchanges & Clearing Ltd.	Diversified Financial Services	2,764	75,155
Samsonite International SA	Textiles, Apparel & Luxury Goods	15,300	49,930
Techtronic Industries Co. Ltd.	Household Durables	10,000	35,407
			338,021
India 2.0%
[b]Franklin India Growth Fund, Class R6	Foreign Equity	56,146	746,737

Indonesia 0.6%
Bank Central Asia Tbk PT	Banks	76,000	73,598
Bank Mandiri Persero Tbk PT	Banks	43,400	30,559
Matahari Department Store Tbk PT	Multiline Retail	27,800	35,964
Mayora Indah Tbk PT	Food Products	12,100	24,867
Surya Citra Media Tbk PT	Media	226,085	49,303
			214,291
Italy 3.1%
Banca Generali	Capital Markets	7,361	242,247
Cerved Information Solutions SpA	Diversified Financial Services	33,810	272,597
Ei TOWERS	Communications Equipment	3,141	201,666
Prysmian SpA	Electrical Equipment	11,189	256,750
Snam SpA	Gas Utilities	38,817	191,021
			1,164,281
Japan 6.9%
Coca-Cola West Company Ltd.	Beverages	5,232	105,518
Fuji Heavy Industries Ltd.	Automobiles	2,475	91,582
Hitachi Ltd.	Electronic Equipment, Instruments
	& Components	13,432	87,198
Hokuriku Electric Power Co.	Electric Utilities	4,049	62,315
Hoya Corp.	Health Care Equipment & Supplies	2,337	98,980
INPEX Corp.	Oil, Gas & Consumable Fuels	1,931	21,046
ITOCHU Corp.	Trading Companies & Distributors	10,066	123,561
KDDI Corp.	Wireless Telecommunication
	Services	2,506	63,717
Keio Corp.	Road & Rail	18,302	152,578
Keyence Corp.	Electronic Equipment, Instruments
	& Components	195	98,358
Komatsu Ltd.	Machinery	6,179	114,444
Mitsubishi Estate Co. Ltd.	Real Estate Management &
	Development	5,709	126,933
Mitsubishi UFJ Financial Group Inc.	Banks	19,108	138,788
Nippon Steel Sumitomo Metal Corp.	Metals & Mining	28,763	68,037
Seven & I Holdings Co. Ltd.	Food & Staples Retailing	1,952	90,172
Shin-Etsu Chemical Co. Ltd.	Chemicals	1,224	73,266
SoftBank Group Corp.	Wireless Telecommunication
	Services	1,163	64,584
[a]Sony Corp.	Household Durables	2,219	63,270
Sumitomo Mitsui Financial Group Inc.	Banks	2,851	127,560
T&D Holdings Inc.	Insurance	7,235	110,326
Taisei Corp.	Construction & Engineering	18,372	108,088
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	3,184	160,343
Toyota Industries Corp.	Auto Components	1,545	85,660
Toyota Motor Corp.	Automobiles	3,453	229,986
USS Co. Ltd.	Specialty Retail	4,908	86,309
			2,552,619
Kuwait 0.1%
Jazeera Airways	Airlines	4,855	7,538

Franklin Templeton International Trust

Statement of Investments, July 31, 2015 (unaudited) (continued)
Kuwait Projects Co. Holding KSC	Diversified Financial Services	5,017	11,271
			18,809
Luxembourg 0.1%
L'Occitane International SA	Specialty Retail	12,750	32,366
Malaysia 0.2%
[c]7-Eleven Malaysia Holdings Bhd., 144A	Food & Staples Retailing	101,200	44,253
Nestle (Malaysia) Bhd.	Food Products	1,800	33,936
			78,189
Mexico 0.5%
iShares MSCI Mexico Capped ETF	Foreign Equity	3,187	179,556
Netherlands 1.3%
[a]NXP Semiconductors NV	Semiconductors & Semiconductor
	Equipment	5,000	484,950
Norway 0.3%
TGS Nopec Geophysical Co. ASA	Energy Equipment & Services	5,236	110,385
Oman 0.0%†
Bank Muscat SAOG	Banks	6,203	8,924
Qatar 0.0%†
Doha Bank QSC	Banks	720	10,480
Singapore 0.5%
DBS Group Holdings Ltd.	Banks	5,710	83,994
Singapore Exchange Ltd.	Diversified Financial Services	10,300	59,840
Singapore Technologies Engineering Ltd.	Aerospace & Defense	14,500	34,669
			178,503
South Africa 0.8%
iShares MSCI South Africa ETF	Foreign Equity	4,974	309,781
South Korea 0.9%
Hyundai Glovis Co. Ltd.	Air Freight & Logistics	141	23,581
Hyundai Motor Co.	Automobiles	262	33,480
Hyundai Wia Corp.	Auto Components	254	23,309
[a]KB Insurance Co. Ltd.	Insurance	545	13,181
Lotte Chemical Corp.	Chemicals	126	28,150
Naver Corp.	Internet Software & Services	50	22,427
[a]NH Investment & Securities Co. Ltd.	Capital Markets	1,279	11,902
POSCO	Metals & Mining	119	20,054
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	106	107,727
[c]Samsung SDS Co. Ltd., 144A	IT Services	50	12,564
Shinsegae International Co. Ltd.	Specialty Retail	84	9,870
[a]SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	290	24,747
			330,992
Spain 2.7%
Applus Services SA	Professional Services	23,168	259,579
Cia de Distribucion Integral Logista Holdings SA	Air Freight & Logistics	12,770	251,928
Mediaset Espana Comunicacion SA	Media	18,448	231,924
Tecnicas Reunidas SA	Energy Equipment & Services	5,017	255,486
			998,917
Sri Lanka 0.1%
Nestle Lanka PLC	Food Products	2,361	36,620
Sweden 0.2%
Byggmax Group AB	Specialty Retail	10,075	91,689
Switzerland 0.5%
Roche Holding AG	Pharmaceuticals	619	178,742

Franklin Templeton International Trust

Statement of Investments, July 31, 2015 (unaudited) (continued)

Taiwan 1.5%
Cathay Financial Holding Co. Ltd.	Insurance	16,000	25,774
Epistar Corp.	Semiconductors & Semiconductor
	Equipment	13,000	11,271
FineTek Co. Ltd.	Electrical Equipment	7,000	26,311
Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments
	& Components	9,000	25,783
Hota Industrial Manufacturing Co. Ltd.	Auto Components	17,000	50,044
Hu Lane Associate Inc.	Auto Components	9,000	34,112
Superalloy Industrial Co. Ltd.	Auto Components	9,000	29,246
Superior Plating Technology Co. Ltd.	Commercial Services & Supplies	6,000	13,039
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	45,570	200,790
Tung Thih Electronic Co. Ltd.	Auto Components	8,000	44,473
Uni-President Enterprises Corp.	Food Products	40,000	70,246
Yuanta Financial Holding Co. Ltd.	Capital Markets	52,000	24,637
			555,726
Thailand 0.9%
BEC World PCL, fgn.	Media	27,800	28,562
CP ALL PCL, fgn.	Food & Staples Retailing	53,800	73,698
Kasikornbank PCL, fgn.	Banks	11,900	60,621
Major Cineplex Group PCL, fgn.	Media	33,400	31,217
The Siam Cement PCL, fgn.	Construction Materials	5,000	75,628
Siam Commercial Bank PCL, fgn.	Banks	11,990	52,011
			321,737
United Arab Emirates 0.2%
Air Arabia PJSC	Airlines	20,700	9,074
Al Noor Hospitals Group PLC	Health Care Providers & Services	510	7,461
Emaar Properties PJSC	Real Estate Management &
	Development	9,059	19,486
Emirates NBD PJSC	Banks	3,480	9,902
First Gulf Bank PJSC	Banks	3,375	14,243
[a]Orascom Construction Ltd.	Construction & Engineering	470	6,016
			66,182
United Kingdom 7.9%
[a]AA PLC	Commercial Services & Supplies	11,000	62,688
Ashtead Group PLC	Trading Companies & Distributors	4,000	61,299
AstraZeneca PLC	Pharmaceuticals	930	62,729
Avon Rubber PLC	Aerospace & Defense	5,000	62,844
BG Group PLC	Oil, Gas & Consumable Fuels	4,000	68,231
Bodycote PLC	Machinery	6,500	69,418
Bovis Homes Group PLC	Household Durables	3,500	62,462
BP PLC	Oil, Gas & Consumable Fuels	10,300	63,596
British American Tobacco PLC	Tobacco	1,120	66,469
Centrica PLC	Multi-Utilities	15,600	64,912
Clinigen Group PLC	Life Sciences Tools & Services	6,000	69,277
Clipper Logistics Group Ltd.	Commercial Services & Supplies	19,000	82,174
Compass Group PLC	Hotels, Restaurants & Leisure	3,950	63,215
Dixons Carphone PLC	Specialty Retail	8,800	62,626
Essentra PLC	Chemicals	4,000	56,989
Gooch & Housego PLC	Electronic Equipment, Instruments
	& Components	4,250	60,468
IMI PLC	Machinery	3,550	58,809
Imperial Tobacco Group PLC	Tobacco	1,200	63,047
Inchcape PLC	Distributors	5,000	62,688
Lavendon Group PLC	Trading Companies & Distributors	22,000	62,602
Micro Focus International PLC	Software	3,000	65,483
Next PLC	Multiline Retail	540	67,366
Regus PLC	Commercial Services & Supplies	17,000	74,533
Relx NV	Media	14,637	243,903
Relx PLC	Media	3,775	65,896
Restaurant Group PLC	Hotels, Restaurants & Leisure	6,000	63,188
Restore PLC	Commercial Services & Supplies	15,000	58,316

Franklin Templeton International Trust

Statement of Investments, July 31, 2015 (unaudited) (continued)
Rio Tinto Ltd.	Metals & Mining	1,848	71,408
Rio Tinto PLC	Metals & Mining	1,725	66,970
The Sage Group PLC	Software	8,300	67,518
Scapa Group PLC	Chemicals	19,000	61,630
SIG PLC	Trading Companies & Distributors	22,500	73,458
Smith & Nephew PLC	Health Care Equipment & Supplies	3,600	66,832
Smiths Group PLC	Industrial Conglomerates	3,600	63,460
Spire Healthcare Group PLC	Health Care Providers & Services	12,500	75,452
St. James's Place Capital PLC	Insurance	4,425	67,639
Ted Baker PLC	Textiles, Apparel & Luxury Goods	1,250	62,981
Topps Tiles PLC	Specialty Retail	28,000	67,325
Unite Group PLC	Real Estate Management &
	Development	7,000	68,965
Urban & Civic PLC	Real Estate Management &
	Development	15,500	62,196
William Hill PLC	Hotels, Restaurants & Leisure	10,700	67,644
Workspace Group PLC	Real Estate Investment Trusts
	(REITs)	4,250	64,665
			2,933,371
United States 46.4%
Advance Auto Parts Inc.	Specialty Retail	1,300	226,473
[a]Affiliated Managers Group Inc.	Capital Markets	2,000	415,800
[a]Allergan PLC	Pharmaceuticals	2,270	751,710
[a]Amazon.com Inc.	Internet & Catalog Retail	700	375,305
Apple Inc.	Technology Hardware, Storage &
	Peripherals	9,000	1,091,700
[a]Biogen Inc.	Biotechnology	1,500	478,170
Bristol-Myers Squibb Co.	Pharmaceuticals	4,000	262,560
[a]Cavium Inc.	Semiconductors & Semiconductor
	Equipment	4,000	271,200
[a]Celgene Corp.	Biotechnology	5,000	656,250
[a]Cerner Corp.	Health Care Technology	5,550	398,046
[a]Charter Communications Inc., A	Media	1,000	185,860
[a]Cognizant Technology Solutions Corp., A	IT Services	1,000	63,100
[a]ConforMIS Inc.	Health Care Equipment & Supplies	1,200	27,696
Constellation Brands Inc., A	Beverages	2,250	270,045
[a]CoStar Group Inc.	Internet Software & Services	850	171,097
Cytec Industries Inc.	Chemicals	2,300	170,729
[a]DexCom Inc.	Health Care Equipment & Supplies	1,250	105,813
Ecolab Inc.	Chemicals	2,100	243,201
[a]Edwards Lifesciences Corp.	Health Care Equipment & Supplies	800	121,728
[a]Electronic Arts Inc.	Software	3,500	250,425
[a]Envision Healthcare Holdings Inc.	Health Care Providers & Services	10,300	461,440
Equinix Inc.	Real Estate Investment Trusts
	(REITs)	500	139,455
[a]Facebook Inc., A	Internet Software & Services	5,300	498,253
[a]FleetCor Technologies Inc.	IT Services	1,750	270,935
[a]Google Inc., C	Internet Software & Services	650	406,646
[a]HD Supply Holdings Inc.	Trading Companies & Distributors	9,200	329,360
Honeywell International Inc.	Aerospace & Defense	1,650	173,333
[a]IHS Inc., A	Professional Services	1,100	137,533
[a]Illumina Inc.	Life Sciences Tools & Services	650	142,545
Intercontinental Exchange Inc.	Diversified Financial Services	550	125,422
[a]LinkedIn Corp., A	Internet Software & Services	1,200	243,912
MasterCard Inc., A	IT Services	5,750	560,050
McKesson Corp.	Health Care Providers & Services	2,400	529,368
Medtronic PLC	Health Care Equipment & Supplies	3,300	258,687
[a]Mobileye NV	Software	1,900	114,190
[a]Monster Beverage Corp.	Beverages	1,500	230,325
[a]NantKwest Inc.	Pharmaceuticals	1,300	39,780
[a]Natera Inc.	Biotechnology	2,000	36,180
NIKE Inc., B	Textiles, Apparel & Luxury Goods	4,000	460,880
[a]Palo Alto Networks Inc.	Communications Equipment	1,700	315,911
[a]The Priceline Group Inc.	Internet & Catalog Retail	260	323,328
[a]Regeneron Pharmaceuticals Inc.	Biotechnology	220	121,805

Franklin Templeton International Trust

Statement of Investments, July 31, 2015 (unaudited) (continued)
[a]Revance Therapeutics Inc.	Pharmaceuticals	2,000	62,060
Roper Technologies Inc.	Industrial Conglomerates	1,000	167,270
[a]Salesforce.com Inc.	Software	3,500	256,550
[a]ServiceNow Inc.	Software	3,700	297,850
[a]Signature Bank	Banks	2,350	342,136
Skyworks Solutions Inc.	Semiconductors & Semiconductor
	Equipment	1,700	162,639
[a]Spirit Airlines Inc.	Airlines	4,100	245,262
Starbucks Corp.	Hotels, Restaurants & Leisure	2,000	115,860
[a]Stericycle Inc.	Commercial Services & Supplies	1,650	232,601
[a]SVB Financial Group	Banks	1,300	186,030
[a]Tesla Motors Inc.	Automobiles	370	98,476
Tractor Supply Co.	Specialty Retail	1,000	92,520
[a]TRI Pointe Group Inc.	Household Durables	16,400	242,720
[a]Under Armour Inc., A	Textiles, Apparel & Luxury Goods	2,500	248,325
[a]Valeant Pharmaceuticals International Inc.	Pharmaceuticals	2,050	527,936
Vanguard Financials ETF	Diversified Financial Services	6,177	315,645
Visa Inc., A	IT Services	5,500	414,370
The Walt Disney Co.	Media	3,750	450,000
Whole Foods Market Inc.	Food & Staples Retailing	2,000	72,800
[a]Workday Inc.	Software	1,000	84,330
[a]Zebra Technologies Corp., A	Electronic Equipment, Instruments
	& Components	1,000	107,630
			17,179,256
Total Common Stocks and Other Equity Interests (Cost $29,159,983)			35,716,934
Participatory Notes 0.2%
Saudi Arabia 0.2%
HSBC Bank PLC,
Banque Saudi Fransi, 1/22/18	Banks	2,387	21,132
[c] Samba Financial Group, 144A, 6/29/17	Banks	2,921	20,796
[a] United International Transportation, 2/26/18	Road & Rail	565	8,926
Total Participatory Notes (Cost $56,960)			50,854
Preferred Stocks 0.9%
Brazil 0.3%
Banco Bradesco SA, pfd.	Banks	1,820	14,517
Cia de Saneamento do Parana, pfd.	Water Utilities	7,800	9,579
Itau Unibanco Holding SA, pfd.	Banks	4,700	41,336
Suzano Papel e Celulose SA, pfd., A	Paper & Forest Products	3,000	14,727
	Diversified Telecommunication
Telefonica Brasil SA, pfd.	Services	1,800	23,752
			103,911
Germany 0.6%
Draegerwerk AG & Co. KGAA, pfd.	Health Care Equipment & Supplies	2,283	228,583

South Korea 0.0%†
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd., pfd.	Peripherals	16	12,624

Total Preferred Stocks (Cost $402,029)			345,118
Total Investments before Short Term Investments (Cost $29,618,972)			36,112,906

Short Term Investments (Cost $330,000) 0.8%
		Principal Amount
U.S. Government and Agency Securities 0.8%
United States 0.8%
[d]FHLB, 8/03/15		330,000	330,000

Franklin Templeton International Trust

Statement of Investments, July 31, 2015 (unaudited) (continued)
Total Investments (Cost $29,948,972) 98.3%	36,442,906
Other Assets, less Liabilities 1.7%	611,951
Net Assets 100.0%	$37,054,857

† Rounds to less than 0.1% of net assets.
a Non-income producing.
b Franklin India Growth Fund is an affiliated open-end management investment company.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
July 31, 2015, the aggregate value of these securities was $77,613, representing 0.21% of net assets.
d The security is traded on a discount basis with no stated coupon rate.

At July 31, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forw ard Exchange Contracts
Japanese Yen	BKF	Buy	149,622,192	$1,202,944	8/03/15	$4,597	$-
Japanese Yen	BKF	Sell	149,622,192	1,258,000	8/03/15	50,459	-
Net unrealized appreciation (depreciation)						$55,056

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS
Counterparty

BKF	Deutsche Bank AG

Selected Portfolio

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FHLB	Federal Home Loan Bank

Franklin Templeton International Trust

Statement of Investments, July 31, 2015 (unaudited)

Templeton Foreign Smaller Companies Fund	Industry	Shares / Units	Value
Closed End Funds (Cost $1,029,444) 0.9%
Thailand 0.9%
True Telecommunication Growth Infrastructure Fund	Diversified Financial Services	3,287,700	$1,191,604

Common Stocks and Other Equity Interests 92.6%
Austria 0.9%
Wienerberger AG	Building Products	76,890	1,269,431

Bahamas 2.1%
[a]Steiner Leisure Ltd.	Diversified Consumer Services	48,893	2,821,126

Belgium 2.1%
Ontex Group NV	Personal Products	52,170	1,586,807
[b]Ontex Group NV, 144A	Personal Products	40,280	1,225,160
			2,811,967
Brazil 1.1%
Grendene SA	Textiles, Apparel & Luxury Goods	178,100	930,558
Tupy SA	Auto Components	112,765	586,880
			1,517,438
Canada 6.1%
AGF Management Ltd.	Capital Markets	98,102	447,793
Badger Daylighting Inc.	Construction & Engineering	39,500	736,000
Dorel Industries Inc., B	Household Durables	58,400	1,489,135
Enerflex Ltd.	Energy Equipment & Services	57,600	536,848
Ensign Energy Services Inc.	Energy Equipment & Services	103,700	803,181
Genworth MI Canada Inc.	Thrifts & Mortgage Finance	20,700	489,843
HudBay Minerals Inc.	Metals & Mining	236,930	1,527,120
Laurentian Bank of Canada	Banks	17,800	673,403
Mullen Group Ltd.	Energy Equipment & Services	67,100	979,386
Precision Drilling Corp.	Energy Equipment & Services	114,500	582,174
			8,264,883
China 4.5%
China ZhengTong Auto Services Holdings Ltd.	Specialty Retail	1,164,500	621,856
Goldpac Group Ltd.	Technology Hardware, Storage &
	Peripherals	843,000	521,938
Haier Electronics Group Co. Ltd.	Household Durables	471,000	1,111,788
Kingdee International Software Group Co. Ltd., fgn.	Software	2,652,000	1,149,377
Minth Group Ltd.	Auto Components	836,800	1,677,345
Yingde Gases Group Co. Ltd.	Chemicals	1,592,000	948,713
			6,031,017
Finland 4.2%
Amer Sports OYJ	Leisure Products	97,130	2,828,417
Huhtamaki OYJ	Containers & Packaging	80,860	2,870,684
			5,699,101
Germany 7.6%
Gerresheimer AG	Life Sciences Tools & Services	38,270	2,812,741
Grand City Properties SA	Real Estate Management &
	Development	86,790	1,501,995
Jenoptik AG	Electronic Equipment, Instruments
	& Components	18,800	245,952
Kloeckner & Co. SE	Trading Companies & Distributors	163,930	1,538,149
Leoni AG	Auto Components	23,440	1,484,868
Rational AG	Machinery	6,720	2,625,998
			10,209,703
Hong Kong 7.5%
EVA Precision Industrial Holdings Ltd.	Machinery	4,602,900	1,329,932
Luk Fook Holdings (International) Ltd.	Specialty Retail	401,000	1,127,589
Samsonite International SA	Textiles, Apparel & Luxury Goods	316,200	1,031,887
Techtronic Industries Co. Ltd.	Household Durables	743,090	2,631,077

	Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton International Trust

Statement of Investments, July 31, 2015 (unaudited) (continued)
Value Partners Group Ltd.	Capital Markets	1,417,700	1,651,284
VTech Holdings Ltd.	Communications Equipment	186,600	2,320,270
			10,092,039
India 1.2%
LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	201,535	1,572,317

Indonesia 0.9%
[c]Sakari Resources Ltd.	Metals & Mining	1,342,000	1,251,464

Italy 2.7%
Amplifon SpA	Health Care Providers & Services	87,966	736,775
Marr SpA	Food & Staples Retailing	95,710	1,772,536
[a]Sorin SpA	Health Care Equipment & Supplies	392,725	1,133,690
			3,643,001
Japan 16.2%
Aderans Co. Ltd.	Personal Products	60,100	486,970
Asics Corp.	Textiles, Apparel & Luxury Goods	96,300	2,770,636
Capcom Co. Ltd.	Software	70,700	1,547,400
Descente Ltd.	Textiles, Apparel & Luxury Goods	97,200	1,436,310
Kayaba Industry Co. Ltd.	Auto Components	197,000	670,922
Keihin Corp.	Auto Components	103,900	1,476,619
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	34,479	2,707,454
Koshidaka Holdings Co. Ltd.	Hotels, Restaurants & Leisure	11,300	253,979
MEITEC Corp.	Professional Services	58,300	2,305,464
Nachi-Fujikoshi Corp.	Machinery	193,100	964,643
Square Enix Holdings Co. Ltd.	Software	53,700	1,352,143
Sumitomo Rubber Industries Ltd.	Auto Components	114,800	1,732,516
Tokai Rika Co. Ltd.	Auto Components	30,300	762,941
Tsugami Corp.	Machinery	144,000	660,092
Tsumura & Co.	Pharmaceuticals	90,600	1,902,520
Unipres Corp.	Auto Components	40,400	775,330
			21,805,939
Luxembourg 0.5%
[a]Stabilus SA	Machinery	17,510	644,431

Netherlands 3.6%
Aalberts Industries NV	Machinery	83,407	2,618,454
Arcadis NV	Construction & Engineering	86,774	2,278,074
			4,896,528
Philippines 0.7%
Energy Development Corp.	Independent Power & Renewable
	Electricity Producers	2,088,600	327,865
Vista Land & Lifescapes Inc.	Real Estate Management &
	Development	3,815,300	591,403
			919,268
Portugal 0.5%
[b]CTT-Correios de Portugal SA, 144A	Air Freight & Logistics	70,769	730,720

Singapore 0.4%
Ezion Holdings Ltd.	Energy Equipment & Services	907,160	571,997

South Korea 6.7%
Binggrae Co. Ltd.	Food Products	15,747	1,111,473
BNK Financial Group Inc.	Banks	117,243	1,382,583
DGB Financial Group Inc.	Banks	106,728	1,025,175
Halla Visteon Climate Control Corp.	Auto Components	43,881	1,367,988
[a]Hyundai Mipo Dockyard Co. Ltd.	Machinery	9,649	448,521
KIWOOM Securities Co. Ltd.	Capital Markets	14,909	838,791
Korea Investment Holdings Co. Ltd.	Capital Markets	17,296	922,651
Sindoh Co. Ltd.	Technology Hardware, Storage &
	Peripherals	11,513	592,436

Franklin Templeton International Trust

Statement of Investments, July 31, 2015 (unaudited) (continued)

Youngone Corp.	Textiles, Apparel & Luxury Goods	27,189	1,359,450
			9,049,068
Spain 0.8%
Tecnicas Reunidas SA	Energy Equipment & Services	20,061	1,021,589

Sweden 0.1%
[a,c]D Carnegie & Co. AB	Real Estate Management &
	Development	228	—
[a]Orexo AB	Pharmaceuticals	15,398	124,958
			124,958
Switzerland 2.7%
[a]Basilea Pharmaceutica AG	Biotechnology	5,910	651,198
[a]Oriflame Holding AG	Personal Products	42,810	633,777
Vontobel Holding AG	Capital Markets	43,540	2,319,911
			3,604,886
Taiwan 2.9%
Casetek Holdings Ltd.	Technology Hardware, Storage &
	Peripherals	112,000	633,228
Chicony Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	242,400	628,586
Simplo Technology Co. Ltd.	Electronic Equipment, Instruments
	& Components	379,000	1,556,222
Tripod Technology Corp.	Electronic Equipment, Instruments
	& Components	670,000	1,049,653
			3,867,689
Thailand 0.9%
Tisco Financial Group PCL, fgn.	Banks	994,800	1,206,592

United Kingdom 14.2%
Bellway PLC	Household Durables	22,633	852,000
Bovis Homes Group PLC	Household Durables	38,370	684,760
Chemring Group PLC	Aerospace & Defense	140,390	517,307
Debenhams PLC	Multiline Retail	757,090	1,038,459
Devro PLC	Food Products	235,677	1,115,882
[a]DFS Furniture Ltd.	Household Durables	2,400	10,680
Dignity PLC	Diversified Consumer Services	71,905	2,747,219
Foxtons Group PLC	Real Estate Management &
	Development	324,367	1,235,739
HomeServe PLC	Commercial Services & Supplies	200,887	1,367,535
[b]Just Retirement Group PLC, 144A	Insurance	787,390	2,377,643
Laird PLC	Electronic Equipment, Instruments
	& Components	360,001	2,215,187
Oxford Instruments PLC	Electronic Equipment, Instruments
	& Components	72,990	1,043,901
SIG PLC	Trading Companies & Distributors	414,750	1,354,069
UBM PLC	Media	226,802	1,882,133
[a]Vectura Group PLC	Pharmaceuticals	267,270	749,057
			19,191,571
United States 1.5%
iShares MSCI EAFE Small-Cap ETF	Diversified Financial Services	39,200	2,017,232

Total Common Stocks and Other Equity Interests (Cost $111,347,690)			124,835,955
Preferred Stocks 1.1%
Brazil 0.5%
Alpargatas SA, pfd.	Textiles, Apparel & Luxury Goods	262,600	598,886

Germany 0.6%
Draegerwerk AG & Co. KGAA, pfd.	Health Care Equipment & Supplies	8,300	831,027

Total Preferred Stocks (Cost $1,827,460)			1,429,913

Franklin Templeton International Trust

Statement of Investments, July 31, 2015 (unaudited) (continued)
Total Investments before Short Term Investments (Cost $114,204,594)		127,457,472
	Principal Amount

Short Term Investments (Cost $5,499,995) 4.1%
U.S. Government and Agency Securities 4.1%
United States 4.1%
[d]FFCB, 8/03/15	$5,500,000	5,500,000
Total Investments (Cost $119,704,589) 98.7%		132,957,472
Other Assets, less Liabilities 1.3%		1,778,245
Net Assets 100.0%		$134,735,717

a Non-income producing.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
July 31, 2015, the aggregate value of these securities was $4,333,523, representing 3.22% of net assets.
c Security has been deemed illiquid because it may not be able to be sold within seven days. At July 31, 2015, the aggregate value of these securities was $1,251,464, representing 0.93% of net assets.
d The security is traded on a discount basis with no stated coupon rate.

ABBREVIATIONS
Selected Portfolio
ETF	-	Exchange Traded Fund
FFCB	-	Federal Farm Credit Bank

Franklin Templeton International Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton International Trust (Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of four separate funds, three of which are included in this report (Funds), and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

Franklin India Growth Fund operates using a “master fund/feeder fund” structure and primarily invests indirectly in the securities of Indian companies through FT (Mauritius) Offshore Investments Limited (Portfolio), an entity registered with and regulated by the Mauritius Financial Services Commission, which shares the same investment objective as Franklin India Growth Fund. The accounting policies of the Portfolio, including the Portfolio’s security valuation policies, will directly affect the recorded value of Franklin India Growth Fund’s investment in the Portfolio. The Statement of Investments of the Portfolio is included elsewhere in this report, and should be read in conjunction with Franklin India Growth Fund’s Statement of Investments. At July 31, 2015, Franklin India Growth Fund owned 100% of the outstanding shares of the Portfolio.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Franklin India Growth Fund’s investment in the Portfolio shares is valued at the Portfolio’s NAV per share. Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Statement of Investments, which are included elsewhere in this report.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds' investment objectives.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The following funds have invested in derivatives during the period:

Franklin World Perspectives Fund - Forwards

4. INCOME TAXES

At July 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

		Franklin	Templeton
		World	Foreign Smaller
	Franklin India	Perspectives	Companies
	Growth Fund*	Fund	Fund

Cost of investments	$101,348,376	$30,360,200	$122,524,236

Unrealized appreciation	$35,299,622	$7,424,620	$29,042,833
Unrealized depreciation	(3,645,481)	(1,341,914)	(18,609,597)
Net unrealized appreciation (depreciation)	$31,654,141	$6,082,706	$10,433,236

*Includes the holdings of the Portfolio.

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Franklin India Growth Fund invests in Indian equity securities through the Portfolio that may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), differing legal standards and changing local and regional economic, political and social conditions, which may result in greater market volatility.

6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of July 31, 2015, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Franklin India Growth Fund
Assets:
Investments in Securities:
Equity Investments[a]	$2,524,000	$-	$-		$2,524,000
Mutual Funds	135,700,331	-	-		135,700,331
Total Investments in Securities	$138,224,331	$-	$-		$138,224,331

Franklin World Perspectives Fund
Assets:
Investments in Securities:
Equity Investments[a,b]	$36,062,052	$-	$-		$36,062,052
Participatory Notes	-	50,854	-		50,854
Short Term Investments	-	330,000	-		330,000
Total Investments in Securities	$36,062,052	$380,854	$-		$36,442,906
Other Financial Instruments
Forward Exchange Contracts	$-	$55,056	$-		$55,056

Templeton Foreign Smaller Companies Fund
Assets:
Investments in Securities:
Closed End Funds	$1,191,604	$-	$-		$1,191,604
Equity Investments:
Indonesia	-	-	1,251,464		1,251,464
All Other Equity Investments[a,b]	125,014,404	-	-	c	125,014,404
Short Term Investments	-	5,500,000	-		5,500,000
Total Investments in Securities	$126,206,008	$5,500,000	$1,251,464		$132,957,472

aFor detailed categories, see the accompanying Statements of Investments.
bIncludes common and preferred stocks as well as other equity investments.
cIncludes securities determined to have no value at July 31, 2015.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

7. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for certain transactions accounted for as a sale for interim and annual reporting periods beginning after December 15, 2014, and transactions accounted for as secured borrowings for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

8. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

FT (Mauritius) Offshore Investments Limited

Statement of Investments, July 31, 2015 (unaudited)
(Expressed in U.S. Dollars)
	Shares	Value
Common Stocks 96.1%
India 96.1%
Auto Components 1.8%
Bharat Forge Ltd.	79,000	$1,417,187
Bosch Ltd.	2,800	1,079,536
		2,496,723
Automobiles 7.9%
Mahindra & Mahindra Ltd.	166,790	3,554,447
[a]Tata Motors Ltd.	398,972	2,393,420
[a]Tata Motors Ltd., A	762,293	3,098,089
TVS Motor Co. Ltd.	435,000	1,618,010
		10,663,966
Banks 23.9%
Axis Bank Ltd.	512,000	4,589,004
HDFC Bank Ltd.	413,400	7,182,135
ICICI Bank Ltd.	783,000	3,700,485
IndusInd Bank Ltd.	298,863	4,566,598
Kotak Mahindra Bank Ltd.	298,500	3,244,099
State Bank of India	1,108,520	4,678,458
Yes Bank Ltd.	349,800	4,531,721
		32,492,500
Capital Markets 0.7%
Motilal Oswal Financial Services Ltd.	161,300	896,167
Chemicals 3.5%
Asian Paints Ltd.	155,000	2,138,499
Coromandel International Ltd.	178,000	676,965
Pidilite Industries Ltd.	149,000	1,299,727
Rallis India Ltd.	188,000	641,250
		4,756,441
Construction & Engineering 3.4%
Larsen & Toubro Ltd.	104,000	2,911,418
Voltas Ltd.	337,500	1,675,210
		4,586,628
Construction Materials 3.6%
Ramco Cements Ltd.	139,000	786,174
Shree Cements Ltd.	8,400	1,499,380
Ultra Tech Cement Ltd.	53,000	2,608,460
		4,894,014
Consumer Finance 1.4%
Mahindra & Mahindra Financial Services Ltd.	475,000	1,914,520
Diversified Financial Services 1.5%
Credit Analysis and Research Ltd.	92,000	2,045,004
Electrical Equipment 2.5%
Amara Raja Batteries Ltd.	147,430	2,033,136
Havell's India Ltd.	322,800	1,408,019
		3,441,155
Food Products 1.5%
Kaveri Seed Co. Ltd.	49,000	570,362
Nestle India Ltd.	15,000	1,490,342
		2,060,704
Hotels, Restaurants & Leisure 0.5%
[a]Indian Hotels Co. Ltd.	441,853	653,602
Household Products 0.5%
Hindustan Unilever Ltd.	46,629	671,641

Quarterly Statement of Investments | See Notes to Statement of Investments.

FT (Mauritius) Offshore Investments Limited

Statement of Investments, July 31, 2015 (unaudited) (continued)
(Expressed in U.S. Dollars)
Industrial Conglomerates 1.2%
Aditya Birla Nuvo Ltd.	47,800		1,643,260
IT Services 13.2%
HCL Technologies Ltd.	391,000		6,100,018
Infosys Ltd.	418,200		7,039,388
Tata Consultancy Services Ltd.	106,000		4,159,340
Tech Mahindra Ltd.	70,000		580,580
			17,879,326
Machinery 4.0%
AIA Engineering Ltd.	39,000		606,186
Cummins India Ltd.	215,000		3,353,894
Eicher Motors Ltd.	2,800		834,548
SKF India Ltd.	30,000		606,766
			5,401,394
Media 1.0%
Jagran Prakashan Ltd.	650,933		1,353,525
Oil, Gas & Consumable Fuels 5.0%
Bharat Petroleum Corp. Ltd.	260,048		3,766,441
Coal India Ltd.	200,000		1,372,332
Gujarat Mineral Development Corp. Ltd.	295,000		420,006
Petronet LNG Ltd.	419,260		1,266,573
			6,825,352
Paper & Forest Products 0.0%†
[a]Nirvikara Paper Mills Ltd.	4,965		5,835
Personal Products 1.1%
Marico Ltd.	207,790		1,429,031
Pharmaceuticals 13.1%
Cadila Healthcare Ltd.	58,000		1,710,332
Dr. Reddy's Laboratories Ltd.	72,500		4,618,467
IPCA Laboratories Ltd.	64,000		676,398
Lupin Ltd.	52,400		1,389,477
Pfizer Ltd.	25,305		860,519
Sun Pharmaceutical Industries Ltd.	497,150		6,389,775
Torrent Pharmaceuticals Ltd.	92,423		2,082,356
			17,727,324
Textiles, Apparel & Luxury Goods 1.1%
Titan Co. Ltd.	283,778		1,435,388
Thrifts & Mortgage Finance 0.9%
Housing Development Finance Corp. Ltd.	60,562		1,268,673
Wireless Telecommunication Services 2.8%
Bharti Airtel Ltd.	590,000		3,861,657

Total Common Stocks (Cost $97,910,279)			130,403,830
	Principal Amount*
Convertible Bonds (Cost $50,870) 0.1%
India 0.1%
Hotels, Restaurants & Leisure 0.1%
Indian Hotels Co. Ltd., cvt., zero cpn., 3/01/16	56,216	INR	74,687

FT (Mauritius) Offshore Investments Limited
Statement of Investments, July 31, 2015 (unaudited) (continued)
(Expressed in U.S. Dollars)
Total Investments (Cost $97,961,149) 96.2%	130,478,517
Other Assets, less Liabilities 3.8%	5,221,814
Net Assets 100.0%	$135,700,331

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.

ABBREVIATIONS
Currency
INR	- Indian Rupee

FT (Mauritius) Offshore Investments Limited

Notes to Statement of Investments (unaudited)

(Expressed in U.S. Dollars)

1. ORGANIZATION

FT (Mauritius) Offshore Investments Limited (Portfolio) is registered with and regulated by the Mauritius Financial Services Commission and has elected to be treated as a disregarded entity for United States federal income tax purposes.

At July 31, 2015, Franklin India Growth Fund (Fund) owned 100% of the Portfolio.

2. FINANCIAL INSTRUMENT VALUATION

The Portfolio's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Portfolio calculates the net asset value per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Portfolio's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Portfolio to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Portfolio's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

The Portfolio follows the Fund's procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Portfolio. As a result, differences may arise between the value of the Portfolio's portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Portfolio. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Portfolio's portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Portfolio for financial reporting purposes.

3. CONCENTRATION OF RISK

Investing in Indian equity securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), differing legal standards and changing local and regional economic, political and social conditions, which may result in greater market volatility.

4. FAIR VALUE MEASUREMENTS

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Portfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At July 31, 2015, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 1 inputs.

5. SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Portfolio's significant accounting policies, please refer to the Portfolio's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  September 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  September 24, 2015

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

      Chief Accounting Officer

Date  September 24, 2015